INVESTMENT PORTFOLIO (unaudited)

As of December 31, 2019	Highland Small-Cap Equity Fund

Shares		Value ($)
Common Stocks — 100.7%
COMMUNICATION SERVICES — 1.3%
15,275	Sinclair Broadcast Group, Inc., Class A	509,269

CONSUMER DISCRETIONARY — 6.5%
10,100	Genesco, Inc. (a)	483,992
8,200	Gentherm, Inc. (a)	363,998
14,000	K12, Inc. (a)	284,900
7,075	LKQ Corp. (a)	252,577
6,000	Oxford Industries, Inc.	452,520
8,195	Tractor Supply	765,741

		2,603,728

CONSUMER STAPLES — 0.6%
18,400	SpartanNash	262,016

ENERGY — 1.9%
6,420	Dril-Quip, Inc. (a)	301,162
41,664	NexTier Oilfield Solutions (a)	279,149
15,920	SM Energy	178,941

		759,252

FINANCIALS — 26.9%
5,000,000	Alpha Bank AE ADR (a)	2,775,000
296	Ashford (a)	6,986
3,094	Canadian Imperial Bank of Commerce	257,421
19,070	Cannae Holdings, Inc. (a)	709,213
9,550	CIT Group, Inc.	435,766
6,377,500	Eurobank Ergasias ADR (a)	3,080,332
2,430	IBERIABANK Corp.	181,837
7,275	KKR & Co., Inc., Class A	212,212
744,050	National Bank of Greece (a)	2,522,288
57,120	Oaktree Specialty Lending Corp.	311,875
3,835	Raymond James Financial, Inc.	343,079

		10,836,009

HEALTHCARE — 21.7%
10,700	Aerie Pharmaceuticals, Inc. (a)	258,619
16,900	Amicus Therapeutics, Inc. (a)	164,606
7,100	ANI Pharmaceuticals, Inc. (a)(b)	437,857
2,582	Charles River Laboratories International, Inc. (a)(b)	394,426
89,825	Coherus Biosciences, Inc. (a)	1,617,299
35,716	Collegium Pharmaceutical, Inc. (a)(b)	735,035
25,273	Heron Therapeutics, Inc. (a)(b)	593,915
6,650	Intersect ENT, Inc. (a)	165,585
4,025	LHC Group, Inc. (a)	554,484
8,245	MEDNAX, Inc. (a)(b)	229,129
4,220	Molina Healthcare, Inc. (a)	572,612
2,100	Nektar Therapeutics, Class A (a)(b)	45,329
2,450	NuVasive, Inc. (a)(b)	189,483
8,750	Pacira BioSciences, Inc. (a)(b)	396,375
77,800	Paratek Pharmaceuticals, Inc. (a)	313,534
49,750	Portola Pharmaceuticals, Inc. (a)(b)	1,188,030
4,255	PRA Health Sciences, Inc. (a)	472,943
22,400	Surgery Partners, Inc. (a)(b)	350,672
1,922	Ultragenyx Pharmaceutical, Inc. (a)	82,089

		8,762,022

Shares		Value ($)
Common Stocks (continued)
INDUSTRIALS — 4.5%
14,000	JetBlue Airways Corp. (a)	262,080
28,100	Luxfer Holdings (b)	520,131
5,160	Matson, Inc.	210,528
20,000	Resources Connection, Inc.	326,600
1,400	Teledyne Technologies, Inc. (a)	485,156

		1,804,495

INFORMATION TECHNOLOGY — 7.9%
26,300	Avaya Holdings Corp. (a)	355,050
4,620	CoreLogic, Inc.	201,940
5,500	Cornerstone OnDemand, Inc. (a)	322,025
23,050	Ebix, Inc.	770,101
6,750	Science Applications International Corp.	587,385
12,700	SS&C Technologies Holdings, Inc.	779,780
6,990	Teradata Corp. (a)	187,122

		3,203,403

MATERIALS — 5.6%
26,100	Loma Negra Cia Industrial Argentina ADR (a)	204,102
250,000	MPM Holdings, Inc. (a)(c)(d)	1,250,000
2,205	Quaker Chemical Corp.	362,767
6,600	Sensient Technologies Corp.	436,194

		2,253,063

REAL ESTATE — 19.2%
176,500	Ashford Hospitality Trust, REIT	492,435
48,500	Independence Realty Trust, Inc., REIT	682,880
105,461	Jernigan Capital, Inc., REIT	2,018,523
58,942	NexPoint Residential Trust, REIT (e)	2,652,390
12,277	RAIT Financial Trust, REIT (a)	430
14,300	RLJ Lodging Trust, REIT	253,396
100,000	SCEF REIT	1,000,000
10,266	Spirit MTA, REIT	7,880
13,050	Spirit Realty Capital, Inc., REIT	641,799

		7,749,733

UTILITIES — 4.6%
61,000	Central Puerto ADR	296,460
5,450	NRG Energy, Inc.	216,638
58,975	Vistra Energy Corp.	1,355,835

		1,868,933

Total Common Stocks
(Cost $36,652,206)		40,611,923

Preferred Stock — 7.6%
REAL ESTATE — 7.6%
161,290	Braemar Hotels & Resorts, Inc., REIT 5.50%	3,064,510

	Total Preferred Stock (Cost $2,499,995)	3,064,510

INVESTMENT PORTFOLIO (unaudited)(continued)

As of December 31, 2019	Highland Small-Cap Equity Fund

Shares		Value ($)
Registered Investment Companies — 7.3%
39,647	Highland Global Allocation Fund (e)	370,303
118,673	NexPoint Strategic Opportunities Fund (e)	2,101,699
5,300	VelocityShares 3x Long Silver ETN linked to the S&P GSCI Silver Index (a)(e)	486,540

	Total Registered Investment Companies (Cost $3,516,188)	2,958,542

Master Limited Partnerships — 3.8%
ENERGY — 3.8%
24,220	Dynagas LNG Partners LP	51,116
71,290	Energy Transfer LP	914,651
7,150	Plains All American Pipeline LP	131,488
22,475	Western Midstream Partners LP	442,533

	Total Master Limited Partnerships (Cost $1,365,104)	1,539,788

Cash Equivalent — 9.1%
MONEY MARKET FUND(f) — 9.1%
3,655,087	Dreyfus Treasury & Agency Cash Management, Institutional Class 1.490%	3,655,087

	Total Cash Equivalent (Cost $3,655,087)	3,655,087

Total Investments - 128.5%		51,829,850

(Cost $47,688,580)
Other Assets & Liabilities, Net - (28.5)%		(11,507,534)

Net Assets - 100.0%		40,322,316

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for the credit facility with Bank of New York Mellon. The market value of the securities pledged as collateral was $3,348,792.
(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $1,250,000, or 3.1% of net assets, were fair valued under the Fund’s valuation procedures as of December 31, 2019. Please see Notes to Investment Portfolio.

(d)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	3.1%

(e)	Affiliated issuer. Assets with a total aggregate market value of $5,610,932, or 13.9% of net assets, were affiliated with the Fund as of December 31, 2019.
(f)	Rate shown is 7 day effective yield.